Eaton Vance

Missouri Municipal Income Fund

May 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 99.9%

Security	Principal Amount (000’s omitted)	Value
Education — 5.8%
Missouri Health and Educational Facilities Authority, (Saint Louis University), 5.00%, 10/1/36	$1,000	$1,220,300
Missouri Health and Educational Facilities Authority, (Saint Louis University), (LOC: Wells Fargo Bank, N.A.), 2.10%, 10/1/35(1)	500	500,000
Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	1,000	1,125,300
Missouri Health and Educational Facilities Authority, (Washington University), (SPA: U.S. Bank, N.A.), 2.05%, 2/15/33(1)	50	50,000
University of Missouri, 5.00%, 11/1/25	1,000	1,178,500

		$4,074,100

Electric Utilities — 3.2%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$1,124,190
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/31	1,000	1,163,580

		$2,287,770

Escrowed/Prerefunded — 2.3%
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	$270	$275,678
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	301,384
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue, (Revolving Funds Program), Prerefunded to 1/1/21, 5.00%, 7/1/30	970	1,022,952

		$1,600,014

General Obligations — 29.2%
Cape Girardeau County Reorganized School District R-II, 5.00%, 3/1/38	$750	$906,217
Columbia School District, 5.00%, 3/1/31	1,000	1,060,640
Fenton Fire Protection District, 4.00%, 3/1/37	400	442,232
Fenton Fire Protection District, 4.00%, 3/1/38	500	551,375
Fort Zumwalt School District, 5.00%, 3/1/36	1,000	1,194,720
Greene County Reorganized School District No. 2, 5.00%, 3/1/38	875	1,032,806
Hazelwood School District, 5.00%, 3/1/27	1,000	1,238,740
Illinois, 5.00%, 11/1/23	600	665,580
Independence School District, 5.00%, 3/1/30	1,000	1,026,300
Independence School District, 5.50%, 3/1/34	1,000	1,247,830
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	205	210,422
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	795	816,028
Jefferson City School District, 5.00%, 3/1/36	1,000	1,173,470
Jefferson City School District, 5.00%, 3/1/38	500	593,280
Joplin Schools, 5.00%, 3/1/30	1,000	1,224,290
Kansas City, 3.125%, 2/1/39	1,000	1,027,110
Kansas City, 5.00%, 2/1/32	450	554,823
Lake Ozark Osage School, (School Building), 5.00%, 3/1/34	1,000	1,132,390
Raytown C-2 School District, 5.00%, 3/1/39(2)	1,000	1,231,150

Security	Principal Amount (000’s omitted)	Value
Springfield School District No. R-12, 5.00%, 3/1/33	$1,000	$1,126,770
University City School District, 0.00%, 2/15/32	1,000	716,590
University City School District, 0.00%, 2/15/33	1,000	685,690
Wentzville R-IV School District, 0.00%, 3/1/27	805	671,314

		$20,529,767

Hospital — 16.6%
Boone County, (Boone Hospital Center), 4.00%, 8/1/38	$1,000	$1,022,210
Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/37	1,000	1,073,700
Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/39	1,000	1,149,670
Missouri Health and Educational Facilities Authority, (BJC Health System), 4.15%, 1/1/32	1,000	1,076,920
Missouri Health and Educational Facilities Authority, (BJC Health System), 5.00%, 1/1/30	1,000	1,134,790
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), 4.00%, 5/15/42	1,000	1,047,770
Missouri Health and Educational Facilities Authority, (CoxHealth), 4.00%, 11/15/39	1,250	1,361,775
Missouri Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,069,180
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	1,000	1,170,750
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 4.00%, 11/15/33	1,480	1,600,206

		$11,706,971

Housing — 1.8%
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA), 3.75%, 11/1/43	$980	$1,023,512
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	65	65,363
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	200	201,256

		$1,290,131

Industrial Development Revenue — 2.7%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,540	$1,932,192

		$1,932,192

Insured-Electric Utilities — 1.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$950	$1,033,610
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	303,503

		$1,337,113

Insured-Escrowed/Prerefunded — 5.0%
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$3,590	$3,519,672

		$3,519,672

Insured-General Obligations — 1.5%
Francis Howell R-III School District, Saint Charles County, (NPFG), 5.25%, 3/1/21	$1,000	$1,065,990

		$1,065,990

Insured-Hospital — 3.1%
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$2,250	$2,192,872

		$2,192,872

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 6.3%
Jackson County, Leasehold Revenue, (Truman Sports Complex), (AMBAC), 0.00%, 12/1/20	$1,000	$967,540
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,170	1,851,705
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	1,578,876

		$4,398,121

Insured-Special Tax Revenue — 4.3%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$3,017,909

		$3,017,909

Insured-Transportation — 3.4%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$960	$1,034,237
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,331,720

		$2,365,957

Lease Revenue/Certificates of Participation — 1.7%
Washington, Certificates of Participation, 5.00%, 3/1/28	$940	$1,164,688

		$1,164,688

Other Revenue — 1.6%
Missouri Development Finance Board, (Nelson Gallery Foundation), (SPA: Northern Trust Co.), 2.15%, 12/1/33(1)	$1,125	$1,125,000

		$1,125,000

Senior Living/Life Care — 4.3%
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	$500	$536,900
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/35	1,000	1,106,590
Saint Louis County Industrial Development Authority, (Friendship Village of St. Louis), 5.00%, 9/1/37	500	559,725
Saint Louis County Industrial Development Authority, (Friendship Village of St. Louis), 5.00%, 9/1/38	250	278,840
Saint Louis County Industrial Development Authority, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	532,455

		$3,014,510

Water and Sewer — 5.2%
Kansas City, Water Revenue, 5.25%, 12/1/32	$1,165	$1,168,413
Metropolitan St. Louis Sewer District, 5.00%, 5/1/27	1,000	1,096,840
Metropolitan St. Louis Sewer District, 5.00%, 5/1/30	1,000	1,093,550
Metropolitan St. Louis Sewer District, 5.00%, 5/1/36	250	301,918

		$3,660,721

Total Tax-Exempt Municipal Securities — 99.9% (identified cost $65,764,722)		$70,283,498

Trust Units — 1.1%

Security	Notional Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 1.1%
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (taxable), 8/1/46(3)	$234	$193,158
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (non-taxable), 8/1/46(3)	712	600,141

Total Trust Units — 1.1% (identified cost $741,624)		$793,299

Total Investments — 101.0% (identified cost $66,506,346)		$71,076,797

Other Assets, Less Liabilities — (1.0)%		$(734,510)

Net Assets — 100.0%		$70,342,287

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2019, 26.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 14.4% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2019.

(2)	When-issued security.

(3)

Security was received in connection with the restructuring of an insured zero-coupon bond issued by the Puerto Rico Sales Tax Financing Corporation (“COFINA”) (the “Original Bond”). The notional amount of the combined taxable and tax-exempt trust units reflects the accreted amount of the Original Bond from original issuance through the restructuring date. Each trust certificate represents an ownership interest in various coupon paying and zero-coupon COFINA bonds and potential insurance payments pursuant to an insurance policy with National Public Finance Guarantee Corporation. The trust units have no stated coupon interest rate but accrete income to maturity at the annual rate of approximately 5.04%, the same rate as the Original Bond.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	19	Short	9/19/19	$(2,408,250)	$(22,562)

					$(22,562)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

SFMR	-	Single Family Mortgage Revenue

SPA	-	Standby Bond Purchase Agreement

At May 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $22,562.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$70,283,498	$—	$70,283,498
Trust Units	—	793,299	—	793,299
Total Investments	$—	$71,076,797	$—	$71,076,797

Liability Description
Futures Contracts	$(22,562)	$—	$—	$(22,562)
Total	$(22,562)	$—	$—	$(22,562)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.